CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Balance Sheets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 435,133	$ 63,287	¥ 487,266
Amounts due from intergroup companies	[1]	4,332	630	9,322
Total current assets		601,585	87,496	737,022
Non-current assets:
Property and equipment, net		97,195	14,136	105,502
Total non-current assets		644,999	93,811	1,017,537
TOTAL ASSETS		1,246,584	181,307	1,754,559		¥ 2,063,328
Current liabilities:
Accrued payroll and welfare payable		9,779	1,422	11,855
Accrued expenses and other liabilities		88,149	12,820	146,233
Total current liabilities		99,694	14,499	175,937
TOTAL LIABILITIES		111,634	16,235	223,197
Shareholders' equity:
Additional paid-in capital		2,431,924	353,709	2,295,111
Treasury shares		(143,780)	(20,912)	(143,780)
Accumulated other comprehensive income		137,736	20,033	116,051
Total 500.com Limited shareholders' equity		1,116,605	162,404	1,409,774
TOTAL LIABILITIES, NONCONTROLLING INTERESTS AND SHAREHOLDERS' EQUITY		1,246,584	181,307	1,754,559
Class A Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value		121	18	115
Class B Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value		28	4	28
Parent Company [Member]
Current assets:
Cash and cash equivalents		12,338	1,795	1,304	$ 190	¥ 341,671	¥ 20,594
Time deposits		0	0	0
Other current assets		7,348	1,069	20,257
Amounts due from intergroup companies		506,418	73,656	400,659
Total current assets		526,104	76,520	422,220
Non-current assets:
Investment in subsidiaries and VIEs		605,167	88,018	1,060,273
Property and equipment, net		167	24	241
Total non-current assets		605,334	88,042	1,060,514
TOTAL ASSETS		1,131,438	164,562	1,482,734
Current liabilities:
Accrued payroll and welfare payable		369	54	544
Accrued expenses and other liabilities		9,452	1,375	68,015
Amounts due to intergroup companies		5,012	729	4,401
Total current liabilities		14,833	2,158	72,960
TOTAL LIABILITIES		14,833	2,158	72,960
Shareholders' equity:
Additional paid-in capital		2,431,924	353,709	2,295,111
Treasury shares		(143,780)	(20,912)	(143,780)
Accumulated other comprehensive income		137,736	20,033	116,051
Accumulated deficit and statutory reserve		(1,309,424)	(190,448)	(857,751)
Total 500.com Limited shareholders' equity		1,116,605	162,404	1,409,774
TOTAL LIABILITIES, NONCONTROLLING INTERESTS AND SHAREHOLDERS' EQUITY		1,131,438	164,562	1,482,734
Parent Company [Member] | Class A Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value		121	18	115
Parent Company [Member] | Class B Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value		¥ 28	$ 4	¥ 28

[1]	Receivables for disposal of long-term investment represent the receivables from the disposal of Caiyu and Qufan as of December 31, 2018.